Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Research and development expense	$ 547	$ 555	$ 473
Depreciation expense	505	522	562
Rent expense	$ 395	$ 372	$ 353